Fair Value measurement of financial assets measured at fair value (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	₩ 83,642,549	₩ 77,560,468
Trading assets | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		23,640,646
Trading assets | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		4,634,353
Trading assets | Gold deposits
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		189,297
Due from banks at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	870,656
Loan receivables measured at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	1,209,194
Financial assets at fair value through profit or loss | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	40,134,965
Financial assets at fair value through profit or loss | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	1,165,070
Financial assets at fair value through profit or loss | Gold deposits
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	154,881
Financial assets designated at FVTPL(IAS39) | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		2,344,701
Financial assets designated at FVTPL(IAS39) | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		1,234,356
Derivative assets | Trading purpose
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	1,727,321	3,280,775
Derivative assets | Hedging purpose
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	66,292	119,403
Available-for-sale financial assets | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		37,186,552
Available-for-sale financial assets | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		4,930,385
Securities at fair value through other comprehensive income | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	37,677,645
Securities at fair value through other comprehensive income | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	636,525
Level 1
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	16,498,146	18,963,385
Level 1 | Trading assets | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		5,897,898
Level 1 | Trading assets | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		1,350,888
Level 1 | Trading assets | Gold deposits
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		189,297
Level 1 | Due from banks at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	0
Level 1 | Loan receivables measured at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	0
Level 1 | Financial assets at fair value through profit or loss | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	5,084,767
Level 1 | Financial assets at fair value through profit or loss | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	528,113
Level 1 | Financial assets at fair value through profit or loss | Gold deposits
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	154,881
Level 1 | Financial assets designated at FVTPL(IAS39) | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		569,259
Level 1 | Financial assets designated at FVTPL(IAS39) | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		3,475
Level 1 | Derivative assets | Trading purpose
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	62,275	31,858
Level 1 | Derivative assets | Hedging purpose
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	0	0
Level 1 | Available-for-sale financial assets | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		10,493,483
Level 1 | Available-for-sale financial assets | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		427,227
Level 1 | Securities at fair value through other comprehensive income | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	10,532,244
Level 1 | Securities at fair value through other comprehensive income | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	135,866
Level 2
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	59,350,470	52,781,969
Level 2 | Trading assets | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		17,479,033
Level 2 | Trading assets | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		2,872,437
Level 2 | Trading assets | Gold deposits
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		0
Level 2 | Due from banks at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	57,236
Level 2 | Loan receivables measured at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	891,636
Level 2 | Financial assets at fair value through profit or loss | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	29,552,429
Level 2 | Financial assets at fair value through profit or loss | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	143,139
Level 2 | Financial assets at fair value through profit or loss | Gold deposits
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	0
Level 2 | Financial assets designated at FVTPL(IAS39) | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		1,509,023
Level 2 | Financial assets designated at FVTPL(IAS39) | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		948,705
Level 2 | Derivative assets | Trading purpose
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	1,548,769	2,955,377
Level 2 | Derivative assets | Hedging purpose
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	61,706	117,603
Level 2 | Available-for-sale financial assets | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		26,286,175
Level 2 | Available-for-sale financial assets | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		613,616
Level 2 | Securities at fair value through other comprehensive income | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	27,095,555
Level 2 | Securities at fair value through other comprehensive income | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	0
Level 3
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	7,793,933	5,815,114
Level 3 | Trading assets | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		263,715
Level 3 | Trading assets | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		411,028
Level 3 | Trading assets | Gold deposits
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		0
Level 3 | Due from banks at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	813,420
Level 3 | Loan receivables measured at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	317,558
Level 3 | Financial assets at fair value through profit or loss | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	5,497,769
Level 3 | Financial assets at fair value through profit or loss | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	493,818
Level 3 | Financial assets at fair value through profit or loss | Gold deposits
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	0
Level 3 | Financial assets designated at FVTPL(IAS39) | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		266,419
Level 3 | Financial assets designated at FVTPL(IAS39) | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		282,176
Level 3 | Derivative assets | Trading purpose
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	116,277	293,540
Level 3 | Derivative assets | Hedging purpose
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	4,586	1,800
Level 3 | Available-for-sale financial assets | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		406,894
Level 3 | Available-for-sale financial assets | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		₩ 3,889,542
Level 3 | Securities at fair value through other comprehensive income | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	49,846
Level 3 | Securities at fair value through other comprehensive income | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	₩ 500,659